Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Major Components of Income Tax Expense
The major components of income tax were as follows:

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Current income tax
In respect of the current year	$5,002,954	$6,807,882	$14,533,570	$523,921
Income tax on unappropriated earnings	19,115	680,649	3,684,138	132,810
Changes in estimate for prior years	(352,579)	(472,512)	(129,152)	(4,656)

	4,669,490	7,016,019	18,088,556	652,075

Deferred income tax
In respect of the current year	563,512	212,338	(95,906)	(3,457)
Changes in tax rates	54,072	—	18,337	660
Changes in estimate for prior years	(213,758)	(103,021)	16,625	600
Effect of foreign currency exchange differences	(62,070)	(8,438)	(83,840)	(3,022)

	341,756	100,879	(144,784)	(5,219)

Income tax expense recognized in profit or loss	$5,011,246	$7,116,898	$17,943,772	$646,856

Summary of Reconciliation of Income Tax Expense
A reconciliation of income
tax expense calculated at the statutory rates
and income tax expense recognized in profit or loss was as follows:

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Profit before income tax	$23,279,811	$35,768,798	$80,193,769	$2,890,906

Income tax expense calculated at the statutory rates	$11,802,811	$16,907,904	$33,697,736	$1,214,771
Nontaxable expense in determining taxable income	459,133	316,619	357,936	12,903
Tax-exempt income	(495,883)	(387,212)	(14,578,355)	(525,536)
Additional income tax on unappropriated earnings	19,115	680,649	3,684,138	132,810
Income tax credits	(898,198)	(1,191,387)	(1,654,821)	(59,655)
The origination and reversal of temporary differences	(3,594,774)	(6,033,652)	78,544	2,831
Income tax adjustments on prior years	(352,579)	(472,512)	(112,527)	(4,056)
Unrecognized deferred tax liability for temporary differences associated with investments	(1,993,561)	(2,616,917)	(6,135,120)	(221,165)
Unrecognized loss carryforwards	—	—	288,025	10,383
Realized investment loss on merger of subsidiary	—	(138,890)	—	—
Withholding tax	65,182	52,296	87,175	3,143
Land value increment tax	—	—	117,341	4,230
Capital gains tax	—	—	2,113,700	76,197

Income tax expense recognized in profit or loss	$5,011,246	$7,116,898	$17,943,772	$646,856

Summary of Income Tax Recognized Directly in Equity
b.	Income tax recognized directly in equity

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
Related to employee share options	$1,404	$(1,159)	$(9)	$(0)

Summary of Income Tax Recognized in Other Comprehensive Income

c.	Income tax recognized in other comprehensive income

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
Related to remeasurement of defined benefit plans	$74,308	$114,559	$(19,319)	$(696)
Unrealized loss on equity instruments at fair value through other comprehensive income	(78,124)	(237,460)	(160,084)	(5,771)

Income tax recognized in other comprehensive income	$(3,816)	$(122,901)	$(179,403)	$(6,467)

Summary of Current Tax Assets and Liabilities
d.	Current tax assets and liabilities

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Current tax assets
Tax refund receivable	$303,265	$207,272	$7,472
Prepaid income tax	399,555	334,908	12,073

	$702,820	$542,180	$19,545

Current tax liabilities
Income tax payable	$6,514,502	$16,362,350	$589,847

Summary of Movements of Deferred Tax Assets and Deferred Tax Liabilities

e.	Deferred tax assets and liabilities
The Group offset certain deferred tax assets and deferred tax liabilities which met the offset criteria.
The movements of deferred tax assets and deferred tax liabilities were as follows:

For the year ended December 31, 2019

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Acquisitions through Business Combinations	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$

Deferred tax assets

Temporary differences
Property, plant and equipment	$689,790	$(119,972)	$—	$—	$(25,023)	$49	$544,844
Defined benefit obligation	1,064,824	(57,746)	74,308	—	(2,803)	—	1,078,583
FVTPL financial instruments	211,556	47,991	—	—	(40)	—	259,507
Others	1,838,746	(84,377)	—	1,160	(24,906)	14,326	1,744,949

	3,804,916	(214,104)	74,308	1,160	(52,772)	14,375	3,627,883
Loss carry-forward	672,275	(166,128)	—	—	(12,203)	48,837	542,781
Investment credits	631,166	(86,722)	—	—	(7,404)	—	537,040

	$5,108,357	$(466,954)	$74,308	$1,160	$(72,379)	$63,212	$4,707,704

Deferred tax liabilities

Temporary differences
Property, plant and equipment	$5,236,104	$(39,379)	$—	$—	$(7,074)	$16,966	$5,206,617
FVTPL financial instruments	4,535	4,706	—	—	(49)	—	9,192
Others	566,074	(90,524)	78,124	(244)	(3,144)	6,142	556,428

	$5,806,713	$(125,197)	$78,124	$(244)	$(10,267)	$23,108	$5,772,237

For the year ended December 31, 2020 (retrospectively adjusted)

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Acquisitions through Business Combinations	Disposal of Subsidiaries	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$

Deferred tax assets

Temporary differences
Property, plant and equipment	$544,844	$4,632	$—	$—	$12,435	$81,773	$(13,982)	$629,702
Defined benefit obligation	1,078,583	(36,633)	114,559	—	1,005	212,941	—	1,370,455
FVTPL financial instruments	259,507	(138,045)	—	—	(7)	2,085	(11,281)	112,259
Others	1,744,949	679,197	—	(999)	(45,169)	150,291	(120,359)	2,407,910

	3,627,883	509,151	114,559	(999)	(31,736)	447,090	(145,622)	4,520,326
Loss carry-forward	542,781	(44,651)	—	—	(915)	183,045	(152,594)	527,666
Investment credits	537,040	(86,100)	—	—	(21,559)	—	—	429,381

	$4,707,704	$378,400	$114,559	$(999)	$(54,210)	$630,135	$(298,216)	$5,477,373

Deferred tax liabilities

Temporary differences
Property, plant and equipment	$5,206,617	$427,465	$—	$—	$(29,248)	$375,553	$—	$5,980,387
FVTPL financial instruments	9,192	(2,942)	—	—	67	—	—	6,317
Others	556,428	54,755	237,460	160	(1,060)	287,375	(795)	1,134,323

	$5,772,237	$479,278	$237,460	$160	$(30,241)	$662,928	$(795)	$7,121,027

For the year ended December 31, 2021

	Balance at January 1 (retrospectively adjusted)	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Disposal of Subsidiaries	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$

Deferred tax assets

Temporary differences
Property, plant and equipment	$629,702	$(186,443)	$—	$—	$(7,178)	$(345,104)	$90,977
Defined benefit obligation	1,370,455	(115,707)	(19,319)	—	(47,276)	—	1,188,153
FVTPL financial instruments	112,259	77,593	—	—	(502)	—	189,350
Others	2,407,910	679,492	—	(7)	52,399	(269,080)	2,870,714

	4,520,326	454,935	(19,319)	(7)	(2,557)	(614,184)	4,339,194
Loss carry-forward	527,666	187,981	—	—	(31,077)	(45,788)	638,782
Investment credits	429,381	(15,549)	—	—	(22,798)	—	391,034

	$5,477,373	$627,367	$(19,319)	$(7)	$(56,432)	$(659,972)	$5,369,010

Deferred tax liabilities

Temporary differences
Property, plant and equipment	$5,980,387	$165,628	$—	$—	$(42,437)	$(186,834)	$5,916,744
FVTPL financial instruments	6,317	6,274	—	—	(11)	—	12,580
Others	1,134,323	310,681	160,084	2	69,848	(14,065)	1,660,873

	$7,121,027	$482,583	$160,084	$2	$27,400	$(200,899)	$7,590,197

	Balance at January 1 (retrospectively adjusted)	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Disposal of Subsidiaries	Balance at December 31
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Deferred tax assets

Temporary differences
Property, plant and equipment	$22,700	$(6,721)	$—	$—	$(259)	$(12,441)	$3,279
Defined benefit obligation	49,404	(4,171)	(696)	—	(1,704)	—	42,833
FVTPL financial instruments	4,047	2,797	—	—	(18)	—	6,826
Others	86,803	24,495	—	(0)	1,889	(9,700)	103,487

	162,954	16,400	(696)	(0)	(92)	(22,141)	156,425
Loss carry-forward	19,022	6,777	—	—	(1,121)	(1,651)	23,027
Investment credits	15,479	(561)	—	—	(822)	—	14,096

	$197,455	$22,616	$(696)	$(0)	$(2,035)	$(23,792)	$193,548

Deferred tax liabilities

Temporary differences
Property, plant and equipment	$215,587	$5,971	$—	$—	$(1,530)	$(6,735)	$213,293
FVTPL financial instruments	228	226	—	—	(1)	—	453
Others	40,891	11,200	5,771	0	2,518	(507)	59,873

	$256,706	$17,397	$5,771	$0	$987	$(7,242)	$273,619

Summary of Unrecognized Deferred Tax Assets Related to Loss Carry-forward, Investment Credits and Deductible Temporary Differences

f.	Items for which no deferred tax assets have been recognized for loss carry-forward, investment credits and deductible temporary differences

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Loss carry-forward	$1,497,056	$1,340,849	$48,336
Investment credits	49,611	44,244	1,595
Deductible temporary differences	377,242	241,249	8,697

	$1,923,909	$1,626,342	$58,628

Summary of Unused Loss Carry-forward

g.	Information about unused loss carry-forward, unused investment credits, tax-exemption and other tax relief
As of December 31, 2021, the unused loss carry-forward comprised:

Expiry Year	NT$	US$
		(Note 4)

2022	$243,136	$8,765
2023	192,254	6,930
2024	171,664	6,188
2025	185,524	6,688
2026 and thereafter	1,187,051	42,792

	$1,979,629	$71,363

Summary of Unused Investment Credits
As of December 31, 2021, unused investment credits comprised:

Tax Credit Source	Remaining Creditable Amount		Expiry Year
	NT$	US$
		(Note 4)

Purchase of machinery and equipment	$370,360	$13,351	2026
Others	64,918	2,340	2026 and thereafter

	$435,278	$15,691

Summary of Projects were Exempted From Income Tax
As of December 31, 2021, profits attributable to the following expansion project is exempted from income tax for a
5-year
period:

Tax-exemption Period

Construction and expansion of ASE Test Inc. in 2009	2018.01-2022.12